Leases (Details) - Schedule of Right-of-Use Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost:
Beginning Balance, Cost	$ 229,869	$ 227,486
Additions during the year:
New leases, Cost	61,468	53,194
Adjustments for indexation, Cost	1,991	3,455
Adjustments arising from translating financial statements of foreign operations, Cost	(2,925)	(21,042)
Modification of leases, Cost	(3,524)	678
Acquisition of subsidiaries, Cost	265	2,754
Disposals during the year:
Termination of leases, Cost	(29,505)	(36,656)
Ending Balance, Cost	257,639	229,869
Accumulated depreciation:
Beginning Balance, Accumulated depreciation	113,029	111,653
Additions during the year:
Depreciation, Accumulated depreciation	52,054	47,280
Adjustments arising from translating financial statements of foreign operations, Accumulated depreciation	17	(10,318)
Disposals during the year:
Termination of leases, Accumulated depreciation	(28,112)	(35,586)
Ending Balance, Accumulated depreciation	136,988	113,029
Depreciated cost	120,651	116,840
Land and buildings [Member]
Cost:
Beginning Balance, Cost	179,617	173,450
Additions during the year:
New leases, Cost	38,376	30,711
Adjustments for indexation, Cost	1,573	2,438
Adjustments arising from translating financial statements of foreign operations, Cost	(2,111)	(15,571)
Modification of leases, Cost	(3,590)	589
Acquisition of subsidiaries, Cost	265	2,714
Disposals during the year:
Termination of leases, Cost	(18,323)	(14,714)
Ending Balance, Cost	195,807	179,617
Accumulated depreciation:
Beginning Balance, Accumulated depreciation	88,429	77,669
Additions during the year:
Depreciation, Accumulated depreciation	34,135	31,387
Adjustments arising from translating financial statements of foreign operations, Accumulated depreciation	24	(6,902)
Disposals during the year:
Termination of leases, Accumulated depreciation	(17,874)	(13,725)
Ending Balance, Accumulated depreciation	104,714	88,429
Depreciated cost	91,093	91,188
Motor vehicles [Member]
Cost:
Beginning Balance, Cost	50,252	54,036
Additions during the year:
New leases, Cost	23,092	22,483
Adjustments for indexation, Cost	418	1,017
Adjustments arising from translating financial statements of foreign operations, Cost	(814)	(5,471)
Modification of leases, Cost	66	89
Acquisition of subsidiaries, Cost		40
Disposals during the year:
Termination of leases, Cost	(11,182)	(21,942)
Ending Balance, Cost	61,832	50,252
Accumulated depreciation:
Beginning Balance, Accumulated depreciation	24,600	33,984
Additions during the year:
Depreciation, Accumulated depreciation	17,919	15,893
Adjustments arising from translating financial statements of foreign operations, Accumulated depreciation	(7)	(3,416)
Disposals during the year:
Termination of leases, Accumulated depreciation	(10,238)	(21,861)
Ending Balance, Accumulated depreciation	32,274	24,600
Depreciated cost	$ 29,558	$ 25,652